Provisions for employees' benefits - Net of post-employment benefits (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Liabilities for employee benefits
Opening balance	$ 22,305,172	$ 22,467,519
Current service cost	115,031	95,724
Past service cost	107,231	165,918
Interest expense	2,018,236	1,483,628
Actuarial (gains) losses	6,452,059	(444,099)
Benefits paid	(1,813,283)	(1,589,670)
Foreign currency translation	(22,971)	126,152
Closing balance	29,161,475	22,305,172
Plan assets
Opening balance	10,398,810	12,068,525
Return on assets	929,987	804,530
Contributions to funds	149,168	125,788
Benefits paid	(1,235,464)	(1,087,060)
Actuarial gains (losses)	1,768,766	(1,512,973)
Closing balance	12,011,267	10,398,810
Net post-employment benefits liability	17,150,208	11,906,362
Pension and bonds
Liabilities for employee benefits
Opening balance	12,840,148	14,520,592
Current service cost	20,583	0
Past service cost	0	51,756
Interest expense	1,152,125	953,146
Actuarial (gains) losses	3,560,843	(1,805,907)
Benefits paid	(1,140,003)	(981,486)
Foreign currency translation	(21,988)	102,047
Closing balance	16,411,708	12,840,148
Plan assets
Opening balance	10,367,472	12,040,229
Return on assets	928,278	802,711
Contributions to funds	0	0
Benefits paid	(1,085,236)	(961,931)
Actuarial gains (losses)	1,763,453	(1,513,537)
Closing balance	11,973,967	10,367,472
Net post-employment benefits liability	4,437,741	2,472,676
Other
Liabilities for employee benefits
Opening balance	9,465,024	7,946,927
Current service cost	94,448	95,724
Past service cost	107,231	114,162
Interest expense	866,111	530,482
Actuarial (gains) losses	2,891,216	1,361,808
Benefits paid	(673,280)	(608,184)
Foreign currency translation	(983)	24,105
Closing balance	12,749,767	9,465,024
Plan assets
Opening balance	31,338	28,296
Return on assets	1,709	1,819
Contributions to funds	149,168	125,788
Benefits paid	(150,228)	(125,129)
Actuarial gains (losses)	5,313	564
Closing balance	37,300	31,338
Net post-employment benefits liability	$ 12,712,467	$ 9,433,686